Share-Based Payments (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payments [Abstract]
Schedule of restricted shares
	2022	2021
Balance at 1 January	396,857	134,500
Restricted shares granted	428,377	312,190
Restricted shares vested	(146,386)	(44,833)
Restricted shares forfeited	(11,667)	(5,000)
Balance at 31 December	667,181	396,857

Schedule of earnout shares
			Earn out shares
	Grant	Days from grant date	From first vesting (tranche 1)	From second vesting (tranche 2)	From third vesting (tranche 3)	Total
31 December 2022
	7 October 2020 grant	816	-	(1,926)	20,005	18,079
	16 February 2021 grant	684	374	29,601	19,668	49,643
	31 March 2021 grant	641	317	25,013	15,955	41,285
	9 February 2022 grant	326	90,454	43,602	29,051	163,107
	24 March 2022 grant	283	49,443	21,679	13,869	84,991
	Total		140,588	117,969	98,548	357,105
31 December 2021
	7 October 2020 grant	451	1,019	33,635	18,627	53,281
	16 February 2021 grant	319	59,626	27,901	18,211	105,738
	31 March 2021 grant	276	43,746	18,914	12,065	74,725
	Total		104,391	80,450	48,903	233,744